Equity-Based Compensation - Predecessor Promissory Notes Fair Value of ISO (Details) - $ / shares	6 Months Ended	11 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares outstanding as of December 31, 2019	133,661
Forfeited			2,900
Settled or cancelled			(2,900)
Weighted average exercise price, Beginning balance	$ 0.99
Settled or cancelled		$ 0.99
Predecessor Promissory Notes
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Forfeited	1,028,784
Settled or cancelled	(1,028,784)
Number of shares outstanding as of December 31, 2020	1,028,784